Leases (Tables)	9 Months Ended
Sep. 30, 2025
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets [text block]

	Lands	Machinery and equipment	Buildings	Ships and boats	Vehicles	Total
Balances at December 31, 2023	3,380,298	184,813	127,432	1,498,228	5,860	5,196,631
Additions/updates	506,373	157,542	41,235		39,076	744,226
Depreciation (1)	(408,000)	(167,312)	(54,275)	(124,890)	(2,587)	(757,064)
Write-offs (2)	(3,102)					(3,102)
Balances at December 31, 2024	3,475,569	175,043	114,392	1,373,338	42,349	5,180,691
Additions/updates	515,349	118,229	123,393	10,765		767,736
Depreciation (1)	(328,089)	(141,713)	(36,463)	(92,639)	(7,086)	(605,990)
Write-offs (2)	(326)	(214)	(65)			(605)
Balances at September 30, 2025	3,662,503	151,345	201,257	1,291,464	35,263	5,341,832
(1)The amount of depreciation related to land is substantially reclassified to biological assets to make up the formation costs.
(2)Write-off due to cancellation of contracts.

Lessee, Operating Leases, Present Value Of Lease Liabilities [Table Text Block ]

Nature of agreement	Average rate - % p.a. (1)	Maturity (2)	Present value of liabilities
Lands and farms	12.62%	September/2053	4,186,456
Machinery and equipment	11.65%	April/2035	260,099
Buildings	11.27%	February/2031	193,858
Ships and boats	11.25%	February/2039	2,184,265
Vehicles	11.10%	November/2028	21,064
			6,845,742
(1)To determine the discount rates, quotes were obtained from financial institutions for agreements with characteristics and average terms similar to the lease agreements.
(2)Refers to the original maturities of the agreements and, therefore, does not consider eventual renewal clauses.

Lessee, Operating Leases, Changes in Lease Liabilities

	09/30/2025	12/31/2024
Opening balance	6,972,915	6,243,782
Additions	767,736	744,226
Write-offs (2)	(605)	(3,102)
Payments	(1,059,908)	(1,325,398)
Accrual of financial charges (1)	547,497	700,283
Exchange rate variations	(381,893)	613,124
Closing balance	6,845,742	6,972,915

Current	846,668	872,228
Non-current	5,999,074	6,100,687
(1)On September 30, 2025, the amount of R$200,177 related to interest expenses on leased lands was capitalized to biological assets to represent the formation cost (R$223,055 as of December 31, 2024).
(2)Write-off due to cancellation of contracts.

Lessee, Operating Leases, Expenses Recognised in Profit or Loss [Table Text Block ]	The amounts recognized are set out below:

	09/30/2025	09/30/2024
Expenses relating to short-term assets	2,429	4,932
Expenses relating to low-value assets	47	3,115
	2,476	8,047